Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	11,572,291	11,572,291	11,572,291
Common stock, shares outstanding	11,572,291	11,572,291	11,572,291
Property and equipment, accumulated depreciation	$ 6,744	$ 5,730	$ 3,748
Class A Convertible Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,207	10,207	10,207
Preferred stock, shares issued	10,207	10,207	10,207
Preferred stock, shares outstanding	10,207	10,207	10,207
Class B Convertible Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	85,000	85,000	85,000
Preferred stock, shares issued	85,000	85,000	85,000
Preferred stock, shares outstanding	85,000	85,000	85,000
Class C Convertible Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	214,588	214,588	214,588
Preferred stock, shares issued	166,088	166,088	166,088
Preferred stock, shares outstanding	166,088	166,088	166,088
Class D Convertible Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	132,618	132,618	132,618
Preferred stock, shares issued	125,104	125,000
Preferred stock, shares outstanding	125,104	125,000